Eaton Vance

High Income Opportunities Fund

January 31, 2021 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2021, the value of the Fund’s investment in the Portfolio was $812,717,415 and the Fund owned 84.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Commercial Mortgage-Backed Securities — 0.3%
BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(2)	$3,190	$2,704,852

Total Commercial Mortgage-Backed Securities (identified cost $3,030,355)		$2,704,852

Common Stocks — 2.5%

Security	Shares	Value
Building Materials — 0.4%
AZEK Co., Inc. (The)(3)	82,458	$3,289,250

		$3,289,250

Chemicals — 0.3%

OCI NV(3)	125,000	$2,593,428

		$2,593,428

Consumer Products — 0.1%
HF Holdings, Inc.(3)(4)(5)	13,600	$776,832

		$776,832

Energy — 0.5%
Ascent CNR Corp., Class A(3)(4)(5)	6,273,462	$1,317,427
EP Energy Corp.(3)	15,415	662,845
Extraction Oil & Gas, Inc.(3)	104,986	2,939,606
Extraction Oil & Gas, Inc.(3)(4)(5)	4,617	128,416
Nine Point Energy Holdings, Inc.(3)(4)(5)	31,737	0

		$5,048,294

Environmental — 0.2%
GFL Environmental, Inc.	65,500	$1,852,995

		$1,852,995

Gaming — 0.2%
Caesars Entertainment, Inc.(3)	30,000	$2,111,700
New Cotai Participation Corp., Class B(3)(4)(5)	7	0

		$2,111,700

Security	Shares	Value
Homebuilders & Real Estate — 0.2%
VICI Properties, Inc.	76,000	$1,921,280

		$1,921,280

Utility — 0.6%
NextEra Energy Partners, L.P.	45,000	$3,667,500
NRG Energy, Inc.	60,000	2,484,600

		$6,152,100

Total Common Stocks (identified cost $25,550,553)		$23,745,879

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 0.2%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$1,568	$1,659,510

		$1,659,510

Leisure — 0.0%(6)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(1)	$277	$337,830

		$337,830

Total Convertible Bonds (identified cost $1,710,795)		$1,997,340

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%
Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK) (3)(4)(5)	591	$0

		$0

Environmental — 0.2%
GFL Environmental, Inc., 6.00%	28,467	$1,942,303

		$1,942,303

Healthcare — 0.2%
Becton Dickinson and Co., Series B, 6.00%	36,441	$2,050,900

		$2,050,900

Total Convertible Preferred Stocks (identified cost $3,936,020)		$3,993,203

Corporate Bonds & Notes — 89.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace — 2.8%
Bombardier, Inc., 6.125%, 1/15/23(1)		2,599	$2,612,515
Bombardier, Inc., 7.875%, 4/15/27(1)		1,099	1,016,245
BWX Technologies, Inc., 4.125%, 6/30/28(1)		1,501	1,573,236
BWX Technologies, Inc., 5.375%, 7/15/26(1)		1,475	1,530,593
Howmet Aerospace, Inc., 6.875%, 5/1/25		1,637	1,909,151
Moog, Inc., 4.25%, 12/15/27(1)		1,596	1,657,845
Rolls-Royce PLC, 5.75%, 10/15/27(1)		2,691	2,882,734
Science Applications International Corp., 4.875%, 4/1/28(1)		597	629,369
TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,674,705
TransDigm, Inc., 4.625%, 1/15/29(1)		1,677	1,667,575
TransDigm, Inc., 5.50%, 11/15/27		3,504	3,601,061
TransDigm, Inc., 6.25%, 3/15/26(1)		4,436	4,697,524
TransDigm, Inc., 7.50%, 3/15/27		1,705	1,827,232

			$27,279,785

Air Transportation — 0.8%
Delta Air Lines, Inc., 7.375%, 1/15/26		1,088	$1,250,702
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(1)		1,055	1,127,769
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)		1,059	1,174,167
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)		3,827	4,190,565

			$7,743,203

Automotive & Auto Parts — 5.0%
Clarios Global, L.P., 6.75%, 5/15/25(1)		725	$773,488
Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(7)	EUR	2,308	2,897,379
Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)		5,557	5,894,032
Ford Motor Co., 4.75%, 1/15/43		349	352,683
Ford Motor Co., 7.45%, 7/16/31		1,573	2,012,457
Ford Motor Co., 8.50%, 4/21/23		3,716	4,168,423
Ford Motor Co., 9.00%, 4/22/25		4,459	5,440,136
Ford Motor Co., 9.625%, 4/22/30		1,866	2,647,469
Ford Motor Credit Co., LLC, 1.456%, (3 mo. USD LIBOR + 1.24%), 2/15/23(8)		539	525,009
Ford Motor Credit Co., LLC, 1.521%, (3 mo. USD LIBOR + 1.27%), 3/28/22(8)		383	380,650
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		538	544,954
Ford Motor Credit Co., LLC, 3.339%, 3/28/22		859	871,266
Ford Motor Credit Co., LLC, 3.37%, 11/17/23		1,626	1,656,601
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		702	712,639

Security	Principal Amount* (000’s omitted)	Value
Ford Motor Credit Co., LLC, 3.815%, 11/2/27	3,494	$3,599,868
Ford Motor Credit Co., LLC, 4.00%, 11/13/30	1,461	1,499,351
Ford Motor Credit Co., LLC, 4.125%, 8/17/27	5,095	5,368,856
Ford Motor Credit Co., LLC, 4.25%, 9/20/22	778	804,569
Ford Motor Credit Co., LLC, 4.271%, 1/9/27	752	793,830
Ford Motor Credit Co., LLC, 4.375%, 8/6/23	507	529,288
Ford Motor Credit Co., LLC, 5.125%, 6/16/25	1,780	1,935,305
Ford Motor Credit Co., LLC, 5.584%, 3/18/24	403	435,998
Ford Motor Credit Co., LLC, 5.596%, 1/7/22	1,608	1,660,260
Navistar International Corp., 9.50%, 5/1/25(1)	883	984,571
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(1)	2,124	2,182,994

		$48,672,076

Banking & Thrifts — 1.0%
CIT Group, Inc., 5.00%, 8/1/23	2,150	$2,355,594
CIT Group, Inc., 6.125%, 3/9/28	1,420	1,769,405
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(9)(10)	2,800	2,884,700
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(9)(10)	2,405	2,704,881

		$9,714,580

Broadcasting — 3.2%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(1)(11)	611	$615,583
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	3,619	2,926,866
iHeartCommunications, Inc., 6.375%, 5/1/26	171	182,039
iHeartCommunications, Inc., 8.375%, 5/1/27	1,621	1,732,428
Lions Gate Capital Holdings, LLC, 5.875%, 11/1/24(1)	1,561	1,598,893
Netflix, Inc., 4.875%, 4/15/28	640	750,208
Netflix, Inc., 4.875%, 6/15/30(1)	1,236	1,504,058
Netflix, Inc., 5.875%, 2/15/25	2,155	2,523,591
Netflix, Inc., 5.875%, 11/15/28	4,030	5,062,688
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	1,917	2,000,294
Scripps Escrow II, Inc., 5.375%, 1/15/31(1)	1,090	1,102,944
Sirius XM Radio, Inc., 4.125%, 7/1/30(1)	3,608	3,722,157
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	3,136,450
TEGNA, Inc., 4.625%, 3/15/28(1)	626	634,914
TEGNA, Inc., 4.75%, 3/15/26(1)	689	731,201
TEGNA, Inc., 5.00%, 9/15/29	1,346	1,401,926
Townsquare Media, Inc., 6.875%, 2/1/26(1)	1,635	1,691,203

		$31,317,443

Building Materials — 1.1%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	855	$914,850
Builders FirstSource, Inc., 6.75%, 6/1/27(1)	1,452	1,564,530
Masonite International Corp., 5.375%, 2/1/28(1)	1,059	1,135,566
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(1)	2,532	2,665,373
Standard Industries, Inc., 4.375%, 7/15/30(1)	1,831	1,945,959
Standard Industries, Inc., 5.00%, 2/15/27(1)	690	719,756
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	771	867,198
White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(1)(11)(12)	981	994,489

		$10,807,721

Security	Principal Amount* (000’s omitted)		Value
Cable & Satellite TV — 4.6%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		5,232	$5,516,490
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(1)		3,000	3,124,410
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		3,055	3,253,483
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		1,895	1,992,593
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)		1,113	1,208,662
CSC Holdings, LLC, 3.375%, 2/15/31(1)		1,435	1,402,138
CSC Holdings, LLC, 4.125%, 12/1/30(1)		3,336	3,414,062
CSC Holdings, LLC, 4.625%, 12/1/30(1)		2,431	2,482,987
CSC Holdings, LLC, 5.25%, 6/1/24		385	415,078
CSC Holdings, LLC, 5.50%, 5/15/26(1)		4,205	4,366,724
CSC Holdings, LLC, 5.75%, 1/15/30(1)		4,531	4,869,466
CSC Holdings, LLC, 6.50%, 2/1/29(1)		1,001	1,115,795
CSC Holdings, LLC, 7.50%, 4/1/28(1)		1,273	1,413,202
Virgin Media Finance PLC, 5.00%, 7/15/30(1)		1,445	1,489,477
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)		1,446	1,511,974
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	2,044	2,884,605
Ziggo B.V., 4.875%, 1/15/30(1)		886	930,282
Ziggo B.V., 5.50%, 1/15/27(1)		2,440	2,547,970

			$43,939,398

Capital Goods — 0.1%
Colfax Corp., 6.00%, 2/15/24(1)		880	$910,800

			$910,800

Chemicals — 1.3%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)		1,716	$1,843,310
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		3,622	3,743,844
OCI N.V., 5.25%, 11/1/24(1)		937	969,950
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,222,031
Valvoline, Inc., 3.625%, 6/15/31(1)		1,154	1,159,770
Valvoline, Inc., 4.25%, 2/15/30(1)		1,326	1,387,659
W.R. Grace & Co., 4.875%, 6/15/27(1)		2,523	2,649,008

			$12,975,572

Consumer Products — 0.6%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		1,606	$1,720,211
Energizer Holdings, Inc., 4.375%, 3/31/29(1)		1,097	1,123,328
Prestige Brands, Inc., 5.125%, 1/15/28(1)		605	644,506
Spectrum Brands, Inc., 5.00%, 10/1/29(1)		712	755,295
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		1,094	1,178,101

			$5,421,441

Containers — 0.7%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(7)(12)	EUR	1,205	$1,505,007
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(12)		269	283,122
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,536,761
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		10	10,129
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	1,503	1,851,638
Trivium Packaging Finance B.V., 5.50%, 8/15/26(1)		1,429	1,509,310

			$6,695,967

Security	Principal Amount* (000’s omitted)	Value
Diversified Financial Services — 1.3%
AG Issuer, LLC, 6.25%, 3/1/28(1)	1,871	$1,959,667
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)	1,198	1,248,166
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27	2,726	2,869,169
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,993	3,169,372
MSCI, Inc., 3.625%, 9/1/30(1)	867	921,595
PRA Group, Inc., 7.375%, 9/1/25(1)	2,133	2,291,642

		$12,459,611

Diversified Media — 1.8%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	1,864	$1,865,165
Cars.com, Inc., 6.375%, 11/1/28(1)	1,689	1,790,340
Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24	2,265	2,360,322
National CineMedia, LLC, 5.875%, 4/15/28(1)	2,185	1,977,425
Nielsen Finance, LLC/Nielsen Finance Co., 5.625%, 10/1/28(1)	692	740,817
Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(1)	692	770,058
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	184	183,770
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)	1,219	1,292,902
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	3,397	3,679,376
Urban One, Inc., 7.375%, 2/1/28(1)	2,778	2,810,252

		$17,470,427

Energy — 12.7%
Aethon III BR, LLC, 1.50%, 10/1/25(5)	3,437	$3,426,002
Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(1)(11)	815	835,375
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	2,542	2,539,935
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	1,283	1,375,376
Apache Corp., 4.25%, 1/15/30	2,100	2,077,687
Apache Corp., 4.375%, 10/15/28	770	767,798
Apache Corp., 4.875%, 11/15/27	1,195	1,229,655
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	1,272	1,301,415
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(1)	1,798	1,720,461
Buckeye Partners, L.P., 4.50%, 3/1/28(1)	1,537	1,591,441
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	3,731	3,247,556
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	1,896	2,041,025
Cheniere Energy Partners, L.P., 5.625%, 10/1/26	2,670	2,782,273
Cheniere Energy, Inc., 4.625%, 10/15/28(1)	1,741	1,823,697
CNX Resources Corp., 6.00%, 1/15/29(1)	1,368	1,416,325
Colgate Energy Partners III, LLC, 7.75%, 2/15/26(1)	1,970	1,886,275
Continental Resources, Inc., 4.375%, 1/15/28	1,867	1,906,282
Continental Resources, Inc., 4.90%, 6/1/44	73	70,673
Continental Resources, Inc., 5.75%, 1/15/31(1)	2,140	2,319,760
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	5,227	5,211,424
CVR Energy, Inc., 5.75%, 2/15/28(1)	2,468	2,427,093
Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(1)	1,601	1,660,037
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	1,669	1,731,587
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	1,055	1,119,883
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(9)(10)	1,630	1,324,375
EnLink Midstream, LLC, 5.375%, 6/1/29	1,207	1,154,948

Security	Principal Amount* (000’s omitted)	Value
EQM Midstream Partners, L.P., 4.50%, 1/15/29(1)	1,234	$1,193,395
EQM Midstream Partners, L.P., 4.75%, 1/15/31(1)	1,234	1,192,821
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)	1,116	1,168,809
EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)	1,121	1,201,947
EQT Corp., 5.00%, 1/15/29	489	533,010
EQT Corp., 7.875%, 2/1/25	614	724,425
EQT Corp., 8.75%, 2/1/30	900	1,148,823
Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	1,405	1,337,806
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,592	3,564,900
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 2/1/29(1)	994	1,012,583
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.00%, 2/1/31(1)	794	807,399
Laredo Petroleum, Inc., 9.50%, 1/15/25	694	596,188
Laredo Petroleum, Inc., 10.125%, 1/15/28	1,045	911,240
Matador Resources Co., 5.875%, 9/15/26	2,097	2,005,256
MEG Energy Corp., 5.875%, 2/1/29(1)(11)	1,017	1,011,915
MEG Energy Corp., 7.125%, 2/1/27(1)	2,227	2,303,553
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	1,937	1,643,825
Nabors Industries, Ltd., 7.25%, 1/15/26(1)	1,037	842,485
Nabors Industries, Ltd., 7.50%, 1/15/28(1)	1,118	874,136
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)	5,311	5,204,780
Nine Energy Service, Inc., 8.75%, 11/1/23(1)	1,057	440,637
Occidental Petroleum Corp., 2.90%, 8/15/24	147	142,406
Occidental Petroleum Corp., 3.40%, 4/15/26	718	694,435
Occidental Petroleum Corp., 3.45%, 7/15/24	370	356,125
Occidental Petroleum Corp., 3.50%, 8/15/29	897	833,421
Occidental Petroleum Corp., 4.20%, 3/15/48	1,470	1,236,637
Occidental Petroleum Corp., 4.40%, 8/15/49	1,192	1,015,435
Occidental Petroleum Corp., 4.625%, 6/15/45	792	692,515
Occidental Petroleum Corp., 6.125%, 1/1/31	1,739	1,894,988
Occidental Petroleum Corp., 6.20%, 3/15/40	736	767,280
Occidental Petroleum Corp., 6.625%, 9/1/30	2,386	2,687,829
Occidental Petroleum Corp., 8.50%, 7/15/27	3,109	3,657,972
Occidental Petroleum Corp., 8.875%, 7/15/30	2,667	3,353,086
Ovintiv Exploration, Inc., 5.375%, 1/1/26	1,003	1,096,720
Ovintiv Exploration, Inc., 5.625%, 7/1/24	364	396,433
Ovintiv, Inc., 6.50%, 2/1/38	65	77,547
Ovintiv, Inc., 8.125%, 9/15/30	362	475,919
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(9)(10)	4,896	4,074,941
Precision Drilling Corp., 5.25%, 11/15/24	477	440,331
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,064,888
Precision Drilling Corp., 7.75%, 12/15/23	407	406,237
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,931,075
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)	4,056	2,218,125
Southwestern Energy Co., 7.50%, 4/1/26	147	153,806
Southwestern Energy Co., 8.375%, 9/15/28	1,583	1,696,944
Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29(1)	1,297	1,328,102
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	2,208,955
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	1,087	1,171,242
TechnipFMC PLC, 6.50%, 2/1/26(1)	1,219	1,270,897
Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	1,635	1,449,929
Transocean Poseidon, Ltd., 6.875%, 2/1/27(1)	693	624,999
Western Midstream Operating, L.P., 4.50%, 3/1/28	224	232,960

Security	Principal Amount* (000’s omitted)	Value
Western Midstream Operating, L.P., 4.75%, 8/15/28	224	$237,440
Western Midstream Operating, L.P., 5.05%, 2/1/30	1,803	1,985,707

		$122,583,617

Entertainment & Film — 0.8%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	2,177	$2,231,425
Cinemark USA, Inc., 4.875%, 6/1/23	2,945	2,836,403
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	621	627,729
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	1,759	1,766,150

		$7,461,707

Environmental — 1.7%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	1,029	$1,085,142
Clean Harbors, Inc., 5.125%, 7/15/29(1)	617	671,256
Covanta Holding Corp., 5.00%, 9/1/30	1,326	1,393,958
Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,316,548
GFL Environmental, Inc., 3.50%, 9/1/28(1)	2,160	2,128,291
GFL Environmental, Inc., 3.75%, 8/1/25(1)	1,223	1,249,753
GFL Environmental, Inc., 8.50%, 5/1/27(1)	5,207	5,766,752
Tervita Corp., 11.00%, 12/1/25(1)	1,572	1,713,480
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	359	370,705

		$16,695,885

Food & Drug Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)	944	$1,009,882
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)	1,807	1,951,939
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	464	465,160
Murphy Oil USA, Inc., 4.75%, 9/15/29	1,277	1,369,666
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,277,834

		$6,074,481

Food, Beverage & Tobacco — 2.8%
Central Garden & Pet Co., 4.125%, 10/15/30	460	$481,749
Central Garden & Pet Co., 5.125%, 2/1/28	1,851	1,959,395
Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(1)	644	658,490
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)	1,760	1,920,600
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	1,904	2,165,495
Kraft Heinz Foods Co., 3.875%, 5/15/27	1,801	1,973,898
Kraft Heinz Foods Co., 4.25%, 3/1/31	1,801	2,030,087
Kraft Heinz Foods Co., 4.375%, 6/1/46	5,079	5,416,858
Kraft Heinz Foods Co., 4.625%, 10/1/39	611	666,359
Kraft Heinz Foods Co., 5.50%, 6/1/50	1,801	2,221,650
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,612	1,699,580
Performance Food Group, Inc., 6.875%, 5/1/25(1)	890	960,911
Post Holdings, Inc., 4.625%, 4/15/30(1)	882	915,269
Post Holdings, Inc., 5.00%, 8/15/26(1)	1,507	1,557,130
United Natural Foods, Inc., 6.75%, 10/15/28(1)	549	581,254
US Foods, Inc., 4.75%, 2/15/29(1)(11)	2,076	2,083,785

		$27,292,510

Security	Principal Amount* (000’s omitted)	Value
Gaming — 3.0%
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	4,001	$4,221,735
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	3,234	3,553,536
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	3,679	3,665,829
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	3,778	3,513,143
Golden Nugget, Inc., 6.75%, 10/15/24(1)	2,736	2,745,713
MGM Resorts International, 4.75%, 10/15/28	2,475	2,583,158
MGM Resorts International, 7.75%, 3/15/22	2,585	2,748,178
Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(1)	1,205	1,294,959
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	3,323	3,491,227
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	754	766,426

		$28,583,904

Healthcare — 10.2%
AdaptHealth, LLC, 4.625%, 8/1/29(1)	929	$950,033
AdaptHealth, LLC, 6.125%, 8/1/28(1)	1,065	1,147,538
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	1,560	1,597,050
Avantor Funding, Inc., 4.625%, 7/15/28(1)	2,538	2,669,443
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	5,152	5,713,130
Bausch Health Americas, Inc., 9.25%, 4/1/26(1)	1,420	1,577,904
Bausch Health Cos., Inc., 5.00%, 2/15/29(1)	1,595	1,635,720
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	789	815,574
Bausch Health Cos., Inc., 5.25%, 2/15/31(1)	649	668,697
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	760	819,375
Bausch Health Cos., Inc., 6.25%, 2/15/29(1)	2,268	2,435,877
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)	2,626	2,686,923
Bausch Health Cos., Inc., 7.25%, 5/30/29(1)	1,015	1,132,167
Bausch Health Cos., Inc., 9.00%, 12/15/25(1)	1,815	1,995,729
Centene Corp., 3.00%, 10/15/30	3,896	4,079,891
Centene Corp., 3.375%, 2/15/30	5,243	5,500,248
Centene Corp., 4.25%, 12/15/27	1,716	1,819,303
Centene Corp., 4.625%, 12/15/29	3,002	3,332,220
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)(11)	1,219	1,220,524
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	1,262	1,326,677
CHS/Community Health Systems, Inc., 6.00%, 1/15/29(1)	1,129	1,200,974
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)(11)	1,416	1,434,585
CHS/Community Health Systems, Inc., 8.125%, 6/30/24(1)	514	540,985
Emergent BioSolutions, Inc., 3.875%, 8/15/28(1)	1,745	1,794,584
Encompass Health Corp., 4.50%, 2/1/28	1,623	1,692,692
Encompass Health Corp., 4.625%, 4/1/31	1,202	1,278,627
Encompass Health Corp., 4.75%, 2/1/30	1,793	1,931,563
HCA, Inc., 5.375%, 9/1/26	3,410	3,890,946
HCA, Inc., 5.875%, 2/15/26	5,010	5,736,450
HCA, Inc., 5.875%, 2/1/29	2,038	2,430,926
Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(1)	1,735	1,822,409
Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(1)	1,540	1,634,664
Legacy LifePoint Health, LLC, 6.75%, 4/15/25(1)	1,143	1,223,010
LifePoint Health, Inc., 5.375%, 1/15/29(1)	2,140	2,158,725
ModivCare, Inc., 5.875%, 11/15/25(1)	1,659	1,761,651
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	1,907	2,042,874
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	1,225	1,277,638
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	6,130	6,084,025

Security	Principal Amount* (000’s omitted)		Value
Prime Healthcare Services, Inc., 7.25%, 11/1/25(1)		2,145	$2,303,194
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		2,069	2,259,969
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)		1,693	1,758,604
Team Health Holdings, Inc., 6.375%, 2/1/25(1)		1,651	1,494,155
Tenet Healthcare Corp., 4.625%, 9/1/24(1)		476	488,942
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		576	603,631
Tenet Healthcare Corp., 5.125%, 11/1/27(1)		2,855	3,015,908
Tenet Healthcare Corp., 6.125%, 10/1/28(1)		422	441,564
Tenet Healthcare Corp., 6.75%, 6/15/23		647	702,642
Varex Imaging Corp., 7.875%, 10/15/27(1)		1,931	2,070,997

			$98,200,957

Homebuilders & Real Estate — 6.0%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		2,962	$3,079,754
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(1)		298	305,915
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(1)		603	637,296
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(1)		1,495	1,523,966
Ellaktor Value PLC, 6.375%, 12/15/24(7)	EUR	2,897	3,269,979
Empire Communities Corp., 7.00%, 12/15/25(1)		1,463	1,548,147
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,749	1,849,375
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		5,478	5,669,730
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(1)		1,425	1,441,031
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		1,287	1,369,046
M/I Homes, Inc., 4.95%, 2/1/28		1,537	1,621,727
MDC Holdings, Inc., 6.00%, 1/15/43		1,041	1,412,507
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,890	3,105,767
Pike Corp., 5.50%, 9/1/28(1)		1,410	1,459,350
Service Properties Trust, 3.95%, 1/15/28		2,282	2,080,899
Service Properties Trust, 4.95%, 10/1/29		211	199,969
Service Properties Trust, 5.00%, 8/15/22		1,515	1,530,150
Service Properties Trust, 5.50%, 12/15/27		448	478,982
Service Properties Trust, 7.50%, 9/15/25		1,571	1,769,545
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		2,382	2,446,016
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(1)		684	706,230
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		1,066	1,170,894
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		1,071	1,210,899
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		1,493	1,690,076
Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(1)		492	507,535
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 6.50%, 2/15/29(1)(11)		1,579	1,581,961
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)		1,859	1,892,406
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)		1,859	1,936,855
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)		1,822	1,887,455
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)		2,688	2,867,263
Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	4,500	5,091,811
Vivion Investments S.a.r.l., 3.50%, 11/1/25(7)	EUR	300	338,701
Weekley Homes, LLC/Weekley Finance Corp., 4.875%, 9/15/28(1)		619	645,308

			$58,326,545

Security	Principal Amount* (000’s omitted)	Value
Insurance — 1.4%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	4,492	$4,757,882
AmWINS Group, Inc., 7.75%, 7/1/26(1)	1,644	1,768,023
Hub International, Ltd., 7.00%, 5/1/26(1)	3,723	3,866,354
NFP Corp., 6.875%, 8/15/28(1)	2,941	3,095,108

		$13,487,367

Leisure — 2.2%
Carnival Corp., 7.625%, 3/1/26(1)	785	$831,609
Carnival Corp., 11.50%, 4/1/23(1)	830	942,917
Life Time, Inc., 5.75%, 1/15/26(1)	1,492	1,509,904
Life Time, Inc., 8.00%, 4/15/26(1)(11)	1,230	1,234,612
NCL Corp, Ltd., 3.625%, 12/15/24(1)	1,755	1,556,466
NCL Corp, Ltd., 5.875%, 3/15/26(1)	955	946,649
NCL Corp, Ltd., 10.25%, 2/1/26(1)	1,475	1,714,687
Powdr Corp., 6.00%, 8/1/25(1)	1,615	1,697,769
Royal Caribbean Cruises, Ltd., 3.70%, 3/15/28	997	871,752
Royal Caribbean Cruises, Ltd., 7.50%, 10/15/27	441	477,107
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	5,967	5,724,591
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,781,134
Viking Cruises, Ltd., 7.00%, 2/15/29(1)(11)	936	934,830
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(1)(11)	599	597,503

		$20,821,530

Metals & Mining — 2.7%
Arconic Corp., 6.125%, 2/15/28(1)	2,096	$2,251,733
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	4,172	4,494,454
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	701	825,168
Constellium SE, 5.875%, 2/15/26(1)	1,392	1,433,725
Eldorado Gold Corp., 9.50%, 6/1/24(1)	1,009	1,126,190
First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	448	467,320
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	2,736	2,831,842
Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,787	3,488,934
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	1,435	1,524,688
New Gold, Inc., 6.375%, 5/15/25(1)	863	894,823
New Gold, Inc., 7.50%, 7/15/27(1)	2,567	2,780,921
Novelis Corp., 4.75%, 1/30/30(1)	1,795	1,888,116
Novelis Corp., 5.875%, 9/30/26(1)	2,118	2,221,252

		$26,229,166

Paper — 0.5%
Boise Cascade Co., 4.875%, 7/1/30(1)	1,097	$1,193,673
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)	3,340	3,525,120

		$4,718,793

Railroad — 0.4%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)	3,365	$3,615,272

		$3,615,272

Security	Principal Amount* (000’s omitted)	Value
Restaurant — 1.1%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.00%, 10/15/30(1)	4,103	$4,077,356
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(1)	581	620,032
Dave & Buster’s, Inc., 7.625%, 11/1/25(1)	3,410	3,597,550
IRB Holding Corp., 6.75%, 2/15/26(1)	659	679,903
IRB Holding Corp., 7.00%, 6/15/25(1)	679	738,647
Yum! Brands, Inc., 7.75%, 4/1/25(1)	476	523,057

		$10,236,545

Services — 2.3%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	1,121	$1,202,216
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	1,408	1,534,720
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)	1,050	1,051,969
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	852	862,471
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	1,050	1,069,693
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)	350	355,031
Gartner, Inc., 3.75%, 10/1/30(1)	1,023	1,053,035
Gartner, Inc., 4.50%, 7/1/28(1)	1,449	1,530,071
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	2,936	3,082,022
Korn Ferry, 4.625%, 12/15/27(1)	599	632,095
Sabre GLBL, Inc., 9.25%, 4/15/25(1)	760	902,652
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	6,097,871
TMS International Holding Corp., 7.25%, 8/15/25(1)	1,249	1,273,980
Univar Solutions USA, Inc., 5.125%, 12/1/27(1)	611	642,583
White Cap Buyer, LLC, 6.875%, 10/15/28(1)	768	799,707

		$22,090,116

Steel — 1.2%
Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,982,422
Allegheny Technologies, Inc., 5.875%, 12/1/27	382	401,860
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	2,244	2,414,230
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	4,440	4,731,353
Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(1)	1,647	1,860,822

		$11,390,687

Super Retail — 2.8%
Academy, Ltd., 6.00%, 11/15/27(1)	1,419	$1,498,819
Asbury Automotive Group, Inc., 4.50%, 3/1/28	500	515,000
Asbury Automotive Group, Inc., 4.75%, 3/1/30	660	694,947
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	1,576	1,688,290
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	642	668,081
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	1,400	1,431,080
Ken Garff Automotive, LLC, 4.875%, 9/15/28(1)	1,462	1,505,019
L Brands, Inc., 6.625%, 10/1/30(1)	1,371	1,537,302

Security	Principal Amount* (000’s omitted)		Value
L Brands, Inc., 6.75%, 7/1/36		694	$794,196
L Brands, Inc., 6.875%, 11/1/35		2,726	3,164,314
L Brands, Inc., 7.60%, 7/15/37		426	472,860
L Brands, Inc., 9.375%, 7/1/25(1)		502	620,598
Lithia Motors, Inc., 4.375%, 1/15/31(1)		510	540,786
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)(11)		607	607,000
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)(11)		637	637,000
PVH Corp., 7.75%, 11/15/23		3,385	3,968,205
Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,929,203
William Carter Co. (The), 5.50%, 5/15/25(1)		499	531,123
William Carter Co. (The), 5.625%, 3/15/27(1)		1,510	1,597,769

			$27,401,592

Technology — 3.4%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(1)		1,186	$1,201,655
Booz Allen Hamilton, Inc., 3.875%, 9/1/28(1)		2,114	2,181,003
CDK Global, Inc., 5.25%, 5/15/29(1)		984	1,067,394
Crowdstrike Holdings, Inc., 3.00%, 2/15/29		601	609,264
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		2,834	2,946,227
Endurance Acquisition Merger Sub, 6.00%, 2/15/29(1)(11)		1,896	1,867,560
Entegris, Inc., 4.375%, 4/15/28(1)		1,116	1,180,170
Entegris, Inc., 4.625%, 2/10/26(1)		1,137	1,178,927
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		2,305	2,432,720
LogMeIn, Inc., 5.50%, 9/1/27(1)		1,045	1,094,638
ON Semiconductor Corp., 3.875%, 9/1/28(1)		2,432	2,523,200
Open Text Corp., 3.875%, 2/15/28(1)		1,693	1,738,237
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		1,481	1,557,331
Presidio Holdings, Inc., 4.875%, 2/1/27(1)		412	433,461
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		2,342	2,609,866
Rackspace Technology Global, Inc., 5.375%, 12/1/28(1)		2,192	2,289,270
Seagate HDD Cayman, 3.125%, 7/15/29(1)		1,258	1,221,109
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)		3,172	3,282,084
Sensata Technologies, Inc., 3.75%, 2/15/31(1)		560	575,422
SS&C Technologies, Inc., 5.50%, 9/30/27(1)		961	1,018,910

			$33,008,448

Telecommunications — 6.8%
Altice Financing S.A., 2.25%, 1/15/25(7)	EUR	1,433	$1,684,276
Altice Financing S.A., 7.50%, 5/15/26(1)		1,705	1,790,250
Altice Finco S.A., 4.75%, 1/15/28(7)	EUR	1,369	1,615,875
Altice France Holding S.A., 6.00%, 2/15/28(1)		1,207	1,218,291
Altice France Holding S.A., 10.50%, 5/15/27(1)		1,614	1,812,724
Altice France S.A., 5.50%, 1/15/28(1)		1,478	1,540,815
Altice France S.A., 7.375%, 5/1/26(1)		3,518	3,684,050
Altice France S.A., 8.125%, 2/1/27(1)		4,715	5,203,686
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		4,539	4,856,049
DKT Finance ApS, 9.375%, 6/17/23(1)		201	209,080
Frontier California, Inc., 6.75%, 5/15/27(13)		895	943,948
Hughes Satellite Systems Corp., 5.25%, 8/1/26		2,793	3,105,607
Level 3 Financing, Inc., 3.75%, 7/15/29(1)		607	611,480
Level 3 Financing, Inc., 4.25%, 7/1/28(1)		2,156	2,211,431
Level 3 Financing, Inc., 5.25%, 3/15/26		2,180	2,250,741
Level 3 Financing, Inc., 5.375%, 1/15/24		2,215	2,221,147

Security	Principal Amount* (000’s omitted)		Value
Lumen Technologies, Inc., 6.75%, 12/1/23		1,804	$2,002,765
Lumen Technologies, Inc., 7.50%, 4/1/24		359	405,146
Sprint Corp., 7.125%, 6/15/24		2,270	2,649,771
Sprint Corp., 7.625%, 2/15/25		3,285	3,929,681
Sprint Corp., 7.625%, 3/1/26		1,199	1,479,584
Sprint Corp., 7.875%, 9/15/23		5,102	5,899,187
T-Mobile USA, Inc., 2.25%, 2/15/26		1,205	1,219,207
T-Mobile USA, Inc., 2.625%, 2/15/29		1,505	1,512,344
T-Mobile USA, Inc., 2.875%, 2/15/31		903	912,034
T-Mobile USA, Inc., 4.75%, 2/1/28		1,095	1,170,938
T-Mobile USA, Inc., 6.50%, 1/15/26		3,687	3,807,417
Telecom Italia Capital S.A., 6.00%, 9/30/34		2,080	2,494,700
Telecom Italia SpA, 5.303%, 5/30/24(1)		1,080	1,175,029
ViaSat, Inc., 5.625%, 4/15/27(1)		1,494	1,573,369
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)		737	737,155

			$65,927,777

Transport Excluding Air & Rail — 0.2%
Explorer II AS, 3.375%, 2/24/25	EUR	675	$724,944
XPO Logistics, Inc., 6.125%, 9/1/23(1)		1,310	1,333,744

			$2,058,688

Utility — 2.5%
Calpine Corp., 4.50%, 2/15/28(1)		1,810	$1,861,947
Calpine Corp., 4.625%, 2/1/29(1)		1,060	1,072,190
Calpine Corp., 5.00%, 2/1/31(1)		420	432,180
Calpine Corp., 5.125%, 3/15/28(1)		2,554	2,647,004
Drax Finco PLC, 6.625%, 11/1/25(1)		1,176	1,223,775
FirstEnergy Corp., Series B, 4.40%, 7/15/27		1,335	1,460,068
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)		135	144,349
NRG Energy, Inc., 3.375%, 2/15/29(1)		970	994,031
NRG Energy, Inc., 3.625%, 2/15/31(1)		1,617	1,684,712
NRG Energy, Inc., 5.25%, 6/15/29(1)		1,247	1,374,587
NRG Energy, Inc., 7.25%, 5/15/26		2,324	2,440,177
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,065	1,128,341
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		1,410	1,454,302
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)		2,981	3,314,499
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		2,344	2,469,873

			$23,702,035

Total Corporate Bonds & Notes (identified cost $824,693,860)			$865,315,646

Preferred Stocks — 0.5%

Security	Shares	Value
Services — 0.5%
WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	147,488	$4,583,927

		$4,583,927

Total Preferred Stocks (identified cost $4,129,729)		$4,583,927

Senior Floating-Rate Loans — 6.2%(14)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Air Transportation — 0.0%(6)
Mileage Plus Holdings, LLC, Term Loan, Maturing 6/25/27(15)	$227	$241,852

		$241,852

Automotive — 0.2%
Truck Hero, Inc., Term Loan, Maturing 1/31/28(15)	$2,149	$2,155,716

		$2,155,716

Capital Goods — 0.1%
Hillman Group, Inc. (The), Term Loan, 4.12%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,187	$1,189,852

		$1,189,852

Diversified Media — 0.1%
Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$619	$625,320

		$625,320

Electronics/Electrical — 0.4%
Endure Digital, Inc., Term Loan, Maturing 1/27/28(15)	$346	$344,137
Endure Digital, Inc., Term Loan, Maturing 2/10/28(15)	1,439	1,439,250
Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, Maturing 12/31/26	2,830	2,310,882

		$4,094,269

Food, Beverage & Tobacco — 0.5%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$848	$857,153
HLF Financing S.a.r.l., Term Loan, 2.87%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	3,685	3,697,351

		$4,554,504

Gaming — 0.8%
Lago Resort & Casino, LLC, Term Loan, 10.50%, (3 mo. USD LIBOR + 9.50%, Floor 1.00%), Maturing 3/7/22	$941	$921,367
Playtika Holding Corp., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	5,177	5,213,065
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	111	112,819
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	1,529	1,556,906

		$7,804,157

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Healthcare — 0.4%
Envision Healthcare Corporation, Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$2,272	$1,954,704
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.87%, (1 mo. USD LIBOR + 3.75%), Maturing 11/16/25	1,807	1,808,600

		$3,763,304

Insurance — 2.1%
Asurion, LLC, Term Loan - Second Lien, 6.62%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$11,752	$11,795,887
Asurion, LLC, Term Loan, Maturing 7/31/27(15)	1,777	1,759,230
Asurion, LLC, Term Loan - Second Lien, Maturing 1/29/28(15)	6,300	6,300,000

		$19,855,117

Lodging and Casinos — 0.1%
Playa Resorts Holding B.V., Term Loan, Maturing 4/29/24(15)	$720	$696,900

		$696,900

Restaurant — 0.2%
IRB Holding Corp., Term Loan, Maturing 12/15/27(15)	$2,192	$2,206,614

		$2,206,614

Services — 0.4%
AlixPartners, LLP, Term Loan, 2.62%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$2,142	$2,142,264
AlixPartners, LLP, Term Loan, Maturing 2/4/28(15)	1,915	1,914,561

		$4,056,825

Super Retail — 0.4%
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27	$280	$280,525
CP Atlas Buyer, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing 11/23/27	93	93,572
PetSmart, Inc., Term Loan, Maturing 1/27/28(15)	3,514	3,478,860

		$3,852,957

Technology — 0.3%
EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23	$3,164	$3,165,685

		$3,165,685

Telecommunications — 0.2%
Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing 7/13/22(2)	$1,518	$1,552,097

		$1,552,097

Total Senior Floating-Rate Loans (identified cost $60,533,371)		$59,815,169

Miscellaneous — 0.6%

Security	Shares	Value
Cable & Satellite TV — 0.0%
ACC Claims Holdings, LLC(5)	8,415,190	$0

		$0

Gaming — 0.6%
PGP Investors, LLC, Membership Interests(3)(4)(5)	15,326	$6,107,867

		$6,107,867

Total Miscellaneous (identified cost $1,505,207)		$6,107,867

Short-Term Investments — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(16)	16,749,737	$16,749,737

Total Short-Term Investments (identified cost $16,749,737)		$16,749,737

Total Investments — 102.0% (identified cost $941,839,627)		$985,013,620

Other Assets, Less Liabilities — (2.0)%		$(19,517,100)

Net Assets — 100.0%		$965,496,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $570,305,519 or 59.1% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(3)	Non-income producing security.

(4)	Restricted security.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of these securities is $19,287,633 or 2.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	When-issued security.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Issuer is in default with respect to interest and/or principal payments.

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after January 31, 2021, at which time the interest rate will be determined.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,210,029	EUR	5,940,298	Bank of America, N.A.	4/30/21	$—	$(12,729)
USD	4,688,331	EUR	3,863,000	Citibank, N.A.	4/30/21	—	(8,659)
USD	4,688,675	EUR	3,862,995	Goldman Sachs International	4/30/21	—	(8,308)
USD	5,259,724	EUR	4,334,582	State Street Bank and Trust Company	4/30/21	—	(10,658)
USD	1,445,522	GBP	1,056,000	Citibank, N.A.	4/30/21	—	(2,028)
USD	1,444,697	GBP	1,055,431	State Street Bank and Trust Company	4/30/21	—	(2,072)

						$—	$(44,454)

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

Restricted Securities

At January 31, 2021, the Portfolio owned the following securities (representing 0.9% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,317,427
Extraction Oil & Gas, Inc.	1/28/21	4,617	68,282	128,416
HF Holdings, Inc.	10/27/09	13,600	730,450	776,832
New Cotai Participation Corp., Class B	4/12/13	7	216,125	0
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,475,599	$2,222,675

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	15,326	$1,505,207	$6,107,867

Total Miscellaneous			$1,505,207	$6,107,867

Total Restricted Securities			$4,571,806	$8,330,542

At January 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2021, the value of the Portfolio’s investment in affiliated funds was $16,749,737, which represents 1.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,344,574	$96,928,179	$(89,523,016)	$—	$—	$16,749,737	$2,510	16,749,737

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Commercial Mortgage-Backed Securities	$—	$2,704,852	$—	$2,704,852
Common Stocks	18,266,931	3,256,273	2,222,675	23,745,879
Convertible Bonds	—	1,997,340	—	1,997,340
Convertible Preferred Stocks	3,993,203	—	0	3,993,203
Corporate Bonds & Notes	—	861,889,644	3,426,002	865,315,646
Preferred Stocks	4,583,927	—	—	4,583,927
Senior Floating-Rate Loans	—	59,815,169	—	59,815,169
Miscellaneous	—	—	6,107,867	6,107,867
Short-Term Investments	—	16,749,737	—	16,749,737
Total Investments	$26,844,061	$946,413,015	$11,756,544	$985,013,620

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(44,454)	$—	$(44,454)
Total	$—	$(44,454)	$—	$(44,454)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2021 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.